Repurchase of Ordinary Shares (Details) - ADR - Share Repurchase Program On November 14 , 2018 [Member] - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 17, 2022	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2021	Nov. 16, 2022	Mar. 30, 2021
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares)			42,501,325	36,074,242
Share Price			$ 25.01	$ 25.21
Aggregate value of shares authorized to repurchase	$ 1,500	$ 1,000			$ 1,000	$ 500
Period of share repurchase program	1 year	2 years